TAXES PAYABLE	12 Months Ended
Dec. 31, 2020
PAYABLE TAXES
PAYABLE TAXES

NOTE 27 — TAXES PAYABLE

	12/31/2020	12/31/2019
Current liabilities
PIS/ COFINS	840,750	755,102
IRRF/ CSRF	155,341	316,801
ICMS	37,598	252,972
INSS/ FGTS	55,147	112,937
PAES/ REFIS	23,340	23,191
ISS	13,658	14,549
Others	68,208	100,106
Total	1,194,042	1,575,658
Non-current liabilities
PAES/ REFIS	168,394	190,365
PASEP/ COFINS	13,573	42,100
Others	212	7,494
Total	182,179	239,959